                             SUNAMERICA SERIES TRUST
                          Supplement to the Prospectus
                                Dated May 2, 2005



GLOBAL BOND PORTFOLIO. Effective December 14, 2005, the primary benchmark for the Global Bond Portfolio will change from the J.P. Morgan Global Government Bond Index (hedged) to the J.P. Morgan Global Government Bond Index (un-hedged). Under the section titled "TRUST HIGHLIGHTS," the following chart relating to the Global Bond Portfolio is replaced in its entirety with the following:

                                                                                               CLASS 2       CLASS 3
AVERAGE ANNUAL TOTAL RETURNS                              PAST ONE    PAST FIVE    PAST TEN    SINCE         SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)         YEAR        YEAR         YEAR        INCEPTION(1)  INCEPTION(1)
--------------------------------------------------------------------------------------------------------------------------
Global Bond Portfolio      Class 1                        3.96%       5.53%        7.35%       N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
                           Class 2                        3.88%       N/A          N/A         4.30%         N/A
--------------------------------------------------------------------------------------------------------------------------
                           Class 3                        3.71%       N/A          N/A         N/A           4.00%
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Global Government Bond Index (hedged)(2)      4.88%       6.42%        8.10%       5.33%         3.67%
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Global Government Bond Index (un-hedged)(3)   10.10%      8.85%        7.77%       13.66%        13.04%
--------------------------------------------------------------------------------------------------------------------------

1        Inception Date: Class 2 is July 9, 2001 and Class 3 is September 30,
         2002.

2 The J.P. Morgan Global Government Bond Index (hedged) tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

3 Effective December 14, 2005, the Portfolio has selected the J.P. Morgan Global Government Bond Index (un-hedged) for performance comparisons. The change from the J.P. Morgan Global Government Bond Index (hedged) to the J.P. Morgan Global Government Bond Index (un-hedged) was made because the new index is more representative of the Portfolio's investment strategy.


Under the section titled "MORE INFORMATION ABOUT THE PORTFOLIOS," under the heading "Investment Strategies" the disclosure regarding Global Bond Portfolio is deleted in its entirety and replaced with the following:

                                                               Global Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
What are the Portfolio's principal investments?                o        Fixed income securities (at least 80%)
                                                                        -        U.S. and non U.S. government securities
                                                                        -        Investment grade corporate bonds
                                                                        -        Mortgage and asset-backed securities
                                                               o        Short-term investments
                                                               o        Currency transactions
                                                               o        Foreign securities
--------------------------------------------------------------------------------------------------------------------------
What other types of investments or strategies may the          o        Options and futures
Portfolio use to a significant extent?                         o        Forward commitments
                                                               o        Inflation swaps
                                                               o        Mortgage and currency swaps
                                                               o        Credit, interest-rate and total return swaps
                                                               o        Hybrid instruments
                                                               o        Deferred interest bonds
                                                               o        Inverse floaters
                                                               o        Illiquid securities (up to 15%)
                                                               o        Pass-through securities
                                                               o        Borrowing for temporary or emergency purposes
                                                                        (up to 33 1/3%)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
What other types of investments may the Portfolio use as       o        Mortgage dollar rolls
part of efficient portfolio management or to enhance return?   o        Zero coupon, deferred interest and PIK bonds
                                                               o        Firm commitments and when-issued or
                                                                        delayed-delivery transactions
                                                               o        Forward commitments
                                                               o        Loan participations and assignments
                                                               o        Securities lending (up to 33 1/3%)
                                                               o        Interest rate swaps, caps and collars
--------------------------------------------------------------------------------------------------------------------------
What additional risks normally affect the Portfolio?           o        Credit quality
                                                               o        Currency volatility
                                                               o        Derivatives
                                                               o        Emerging markets
                                                               o        Foreign exposures
                                                               o        Hedging
                                                               o        Illiquidity
                                                               o        Interest rate fluctuations
                                                               o        Market volatility
                                                               o        Non-diversified status
                                                               o        Prepayment
                                                               o        Securities selection
--------------------------------------------------------------------------------------------------------------------------


Under the section titled "GLOSSARY," under the heading "Investment Terminology" the following definition is added:

         "An INFLATION SWAP is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows."

DATE: JANUARY 19, 2006

Versions A, B, D, Combined Version 1 and Combined Master

                             SUNAMERICA SERIES TRUST
              Supplement to the Statement of Additional Information
                            Dated September 13, 2005

Under the section "SUPPLEMENTAL GLOSSARY", the following definition is inserted:

         "INFLATION SWAPS agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other pays a compounded fixed rate. A portfolio intends to utilize inflation swap agreements where there is no exchanges of cash payments until the maturity of the swap. These are sometimes called zero coupon inflation swaps. Inflation swap agreement may be used to protect the net asset value of the Trust's portfolio against an unexpected change in the rate of inflation measured by an inflation index.

         Inflation swap agreements entail the risk that a party will default on its payment obligations to the portfolio thereunder. Swap agreements also bear the risk that the portfolio will not be able to meet its obligation to the counterparty. The portfolio will enter into inflation swaps on a net basis (i.e., the two payment streams are netted out at maturity with the portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the portfolio's obligations over its entitlements with respect to each inflation swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be segregated by the portfolio. The value of inflation swap agreements are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement. Additionally, payments received by the portfolio from swap transactions, such as inflation swap agreements and other types of swap discussed below, will result in taxable income, either as ordinary income or capital gains, rather than tax-exempt income, which will increase the amount of taxable distributions received by shareholders."

Under the section "SUPPLEMENTAL INFORMATION CONCERNING HIGH-YIELD, HIGH-RISK BONDS AND SECURITIES RATINGS," the information regarding the Global Bond Portfolio is deleted in its entirety and replaced with the following:

         o A11 securities purchased by the Global Bond Portfolio will be rated, at the time of purchase, at least BBB by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, will be determined by the Subadviser to be of comparable quality. However, at least 25% of the Portfolio's total assets will be invested in securities having a rating from a NRSRO of AAA or Aaa at the time of purchase (as long as the overall credit quality of the Portfolio does not fall below a rating of A). Unrated securities will be determined by the Subadvisers to be of comparable quality. The debt securities in which the Portfolio will invest may have fixed, variable or floating interest rates. If a security satisfies the Portfolio's minimum rating requirement at the time of purchase and is subsequently downgraded below such rating, the Portfolio will not be required to dispose of such security. This is so even if the downgrade causes the average credit quality of the Portfolio to be lower than that stated in the Prospectuses. Furthermore, during this period, the Subadviser will only buy securities at or above the Portfolio's average rating requirement.

Under the section SUBADVISORY AGREEMENTS, the following information regarding the payment of the monthly fee with respect to the SunAmerica Balanced Portfolio will be added:

SUBADVISER                 PORTFOLIO              FEE RATE
J.P. Morgan      SunAmerica Balanced Portfolio    0.40% on the first $50 million
                                                  0.30% on the next $100 million
                                                  0.25% thereafter

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, chart should be supplemented with the following:

                                                                         OTHER ACCOUNTS
                                                                    (As of  October 31, 2005)
                                         -----------------------------------------------------------------------------------
                                          Registered Investment          Pooled Investment
                                               Companies                     Vehicles                    Other Accounts
                                         ------------------------     ------------------------     -------------------------
Advisers/                                 No. of      Assets           No. of    Total Assets       No. of     Total Assets
Subadviser         Portfolio Managers    Accounts  (in $millions)     Accounts  (in $millions)     Accounts   (in $millions)
----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan        Jakobson, Patrik          7          $232             --          --             46 (16)    $2,287 ($462)
----------------------------------------------------------------------------------------------------------------------------
                   Dessner, Maddi           --           --              --          --               20            $685
----------------------------------------------------------------------------------------------------------------------------


Dated:  January 19, 2006